POLICYHOLDERS' ACCOUNT BALANCES (Tables)	12 Months Ended
Dec. 31, 2023
Insurance [Abstract]
Schedule of Changes in Policyholders' Account Balances
The balances and changes in policyholders’ account balances follow.

AS OF AND FOR THE YEAR ENDED DEC. 31, 2023 US$ MILLIONS	Direct Insurance	Reinsurance	Total
Balance, beginning of year	$14,308	$5,833	$20,141
Issuances	4,466	177	4,643
Premiums received	433	1,988	2,421
Policy charges	(401)	(37)	(438)
Surrenders and withdrawals	(2,242)	(267)	(2,509)
Interest credited	640	35	675
Benefit payments	—	(35)	(35)
Other	(27)	68	41
Balance, end of year	$17,177	$7,762	$24,939

AS OF AND FOR THE YEAR ENDED DEC. 31, 2022 US$ MILLIONS	Direct Insurance	Reinsurance	Total
Balance, beginning of year	$—	$4,677	$4,677
Acquisition from business combination	13,802	—	13,802
Issuances	1,111	327	1,438
Premiums received	252	1,065	1,317
Policy charges	(215)	(28)	(243)
Surrenders and withdrawals	(861)	(179)	(1,040)
Interest credited	155	32	187
Benefit payments	—	(28)	(28)
Other	64	(33)	31
Balance, end of year	$14,308	$5,833	$20,141

Schedule of Account Values by Range of Guaranteed Minimum Crediting Rates
The balance of account values by range of guaranteed minimum crediting rates and the related range of difference, in basis points, between rates being credited to policyholders and the respective guaranteed minimums follow.

AS OF DEC. 31, 2023 US$ MILLIONS	Range of Guaranteed Minimum Crediting Rate	At Guaranteed Minimum	1 - 50 Basis Points Above	51 - 150 Basis Points Above	> 150 Basis Points Above	Other[1]	Total
Direct Insurance	0% - 1%	$2,590	$30	$487	$727	$—	$3,834
	1% - 2%	860	432	2,090	2,530	—	5,912
	2% - 3%	1,246	410	275	4,225	—	6,156
	Greater than 3%	917	7	1	1	—	926
	Other[1]	—	—	—	—	349	349
	Total	$5,613	$879	$2,853	$7,483	$349	$17,177

Reinsurance	0% - 1%	$—	$681	$207	$42	$—	$930
	1% - 2%	—	—	16	—	—	16
	Other[1]	—	—	—	—	6,816	6,816
	Total	$—	$681	$223	$42	$6,816	$7,762
1.Other includes products with either a fixed rate or no guaranteed minimum crediting rate.

AS OF DEC. 31, 2022 US$ MILLIONS	Range of Guaranteed Minimum Crediting Rate	At Guaranteed Minimum	1 - 50 Basis Points Above	51 - 150 Basis Points Above	> 150 Basis Points Above	Other[1]	Total
Direct Insurance	0% - 1%	$—	$—	$—	$—	$—	$—
	1% - 2%	4,284	531	2,735	2,529	—	10,079
	2% - 3%	1,583	565	342	66	—	2,556
	Greater than 3%	607	8	5	—	—	620
	Other[1]	—	—	—	—	1,053	1,053
	Total	$6,474	$1,104	$3,082	$2,595	$1,053	$14,308

Reinsurance	0% - 1%	$—	$407	$199	$1	$—	$607
	1% - 2%	—	—	11	—	—	11
	Other[1]	—	—	—	—	5,215	5,215
	Total	$—	$407	$210	$1	$5,215	$5,833
1.Other includes products with either a fixed rate or no guaranteed minimum crediting rate.